Other Assets	12 Months Ended
Dec. 31, 2014
Deferred Costs Capitalized Prepaid And Other Assets Disclosure [Abstract]
Other Assets
11.	Other Assets

Other assets consisted of the following (in thousands):

	December 31,
	2014	2013
Prepaid expenses	$29,111	$8,590
Refundable fees and other deposits	15,581	19,566
Development rights, held for future use or sale	7,409	9,090
Deferred loan costs on Senior Notes	23,686	—
Operating properties and equipment, net	11,719	17,386
Income tax receivable	10,713	—
Other	7,186	8,999
	$105,405	$63,631